Subsequent events	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Subsequent events [Text Block]

Note 46 ─ Subsequent events

Subsequent events are events and transactions that occur after the balance sheet date but before the financial statements are issued. The effects of subsequent events and transactions are recognized in the financial statements when they provide additional evidence about conditions that existed at the balance sheet date. The Corporation has evaluated events and transactions occurring subsequent to December 31, 2014.

On February 27, 2015, the Corporation's Puerto Rico banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), in an alliance with co-bidders, including the Corporation's U.S. mainland banking subsidiary, Banco Popular North America, doing business as Popular Community Bank (“PCB”), had acquired certain assets and all deposits (other than certain brokered deposits) of Doral Bank from the Federal Deposit Insurance Corporation (FDIC) as receiver.

Under the FDIC's bidding format, BPPR was the lead bidder and party to the purchase and assumption agreement with the FDIC covering all assets and deposits to be acquired by it and its alliance co-bidders. BPPR entered into back to back purchase and assumption agreements with the alliance co-bidders for the transferred assets and deposits.

After taking into account the transfers to the unaffiliated alliance co-bidders, BPPR and PCB together assumed approximately $2.3 billion in deposits and acquired approximately $1.8 billion in performing commercial and residential loans, including:

  BPPR assumed approximately $612 million in deposits associated with eight of the 18 Puerto Rico branches of Doral Bank and approximately $431 million from its online deposit platform, and approximately $848 million in performing Puerto Rico residential and commercial loans. BPPR purchased the loans at an aggregate discount of 4.71% or $40 million and paid an aggregate premium of 0.93% or $10 million for the deposits it assumed.

  PCB assumed approximately $1.3 billion in deposits in three New York branches of Doral Bank, and acquired approximately $931 million in performing commercial loans primarily in the New York metropolitan area. PCB purchased the loans at an aggregate premium of 0.57% or $5 million and paid an aggregate premium of 1.99% or $ 25 million for the deposits it assumed.

In addition, on February 27, 2015, the FDIC, as Receiver for Doral Bank, awarded BPPR the mortgage servicing rights for a loan portfolio of approximately $5 billion in unpaid principal balance, for a purchase price currently estimated at $48.6 million. The transfers of the mortgage servicing rights are subject to a number of specified closing conditions, including the consent of each of Ginnie Mae, Fannie Mae and Freddie Mac in a form acceptable to BPPR, and other customary closing conditions. The transfers are expected to close within the next 60 days, subject to the conditions described above.

There is no loss-sharing arrangement with the FDIC on the acquired assets.

The other co-bidders that formed part of the alliance led by BPPR are FirstBank Puerto Rico, San Juan, Puerto Rico; Centennial Bank, Conway, Arkansas; and an affiliate of J.C. Flowers III LP. In connection with the transaction, FirstBank acquired 10 Doral Bank branches in Puerto Rico with approximately $625 million in deposits and $325 million in residential loans from BPPR; Centennial Bank acquired five Doral Bank branches in Florida (all outside of PCB's area of focus in the state) with approximately $466 million in deposits and $42 million in loans from BPPR; and an affiliate of J.C. Flowers III LP acquired approximately $316 million in commercial real estate loans in the United States from BPPR. BPPR has entered into customary transition service agreements with each of the alliance co-bidders.

The transaction was completed based on December 31, 2014 balances and is subject to customary true-up and purchase accounting adjustments through the date of the close. The $1.8 billion in loans and $2.3 billion in deposits acquired by Popular in the transaction did not include any non-performing assets and do not enjoy a loss sharing agreement with the FDIC.